Non Current Assets and Disposal Groups for Sale	12 Months Ended
Dec. 31, 2022
Non Current Assets and Disposal Groups for Sale [Abstract]
NON CURRENT ASSETS AND DISPOSAL GROUPS FOR SALE

NOTE 15 - NON CURRENT ASSETS AND DISPOSAL GROUPS FOR SALE

The non-current assets held for sales is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$

Assets received or awarded in lieu of payment
Assets received in lieu of payment	14,231	10,921
Assets awarded at judicial sale	22,573	16,899
Provision on assets received in lieu of payment or awarded	(1,182)	(406)
Subtotal	35,622	27,414
Non current assets held for sale
Assets recovered from leasing for sale	4,736	2,474
Subtotal	4,736	2,474

Total	40,358	29,888